Contractual Obligations and Commitments - Additional Information (Detail) $ in Thousands, $ in Millions		6 Months Ended
		Jun. 30, 2026 USD ($) Meters	Jul. 23, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Apr. 02, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	[1],[2]	$ 322,000				$ 322,000
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		32,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 138,000
Reduced stream percentage of gold		0.909%		0.909%
Current stream percentage of gold		10.00%		10.00%
Amount of non-refundable advance		$ 2,000
Current stream percentage of silver		50.00%		50.00%
Reduced stream percentage of silver		0.00%		0.00%
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 126,000
Amount of non-refundable advance		2,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		58,000
Salobo [member] | High Grade Mine Plan [Member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		8,000
Marmato [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		42,000
Marathon [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		141,000		$ 200
Santo Domingo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		290,000
Copper World [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		230,000
First installment payable on permitting projet		50,000
Balance installment amount payable once project costs incurred exceeds specified amount		180,000
Project costs incurred to trigger balance installment payable		98,000
Kudz Ze Kayah [Member]
Disclosure of contingent liabilities [line items]
Additional contingency payment for agreement		15,000
Curraghinalt [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		55,000
Cangrejos [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		169,000
Mineral Park [Member]
Disclosure of contingent liabilities [line items]
Maximum credit facility to be provided		25,000
Amount advanced under borrowing facility			$ 15,000		$ 10,000
El Domo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		131,600
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives		250
Spring Valley [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		570,000
Maximum available amount under cost overrun facility		150,000
Jervois [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		259,000
Upfront cash consideration to be paid subject to conditions		243,000
Upfront cash consideration expected to be paid in Q3 2026		16,000
Spanish Mountain [Member]
Disclosure of contingent liabilities [line items]
Additional consideration payable subject to milestones		32,500
Spanish Mountain [Member] | Drilling Milestone [Member]
Disclosure of contingent liabilities [line items]
Additional consideration payable subject to milestones		$ 12,500
Drilling milestone requirement | Meters		60,000
Spanish Mountain [Member] | Regulatory Approval Milestone [Member]
Disclosure of contingent liabilities [line items]
Additional consideration payable subject to milestones		$ 20,000
Cipango [Member]
Disclosure of contingent liabilities [line items]
Additional consideration payable subject to milestones		$ 3,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 24 for details of when the remaining upfront consideration to be paid becomes due.